Revenue from Contracts with Customers	6 Months Ended
Mar. 31, 2024
Revenue [abstract]
Revenue from Contracts with Customers

14. REVENUE FROM CONTRACTS WITH CUSTOMERS

For disaggregation of revenue by geography refer to Note 5 – Segment information. Disaggregation of revenue by sales channels was as follows:

	Three months ended March 31,		Six months ended March 31,
(In thousands of Euros)	2024	2023	2024	2023
B2B	362,524	303,951	502,934	421,745
DTC	117,773	90,262	278,428	219,697
Other	947	1,470	2,806	2,731
Total revenue	481,244	395,683	784,168	644,173

Our B2B and DTC channels generate revenue across each of our reportable segments, with B2B revenue being more prominent in each segment. In our Americas and Europe reportable segments, the distribution between B2B and DTC revenue approximates the distribution for the consolidated group. In our APMA reportable segment, the proportion of B2B revenue is greater than the distribution for the consolidated group.